Right of use assets and lease liabilities - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities and right-of-use assets
Payment of principal portion of lease liabilities	€ 772,000	€ 500,000	€ 479,000
Consolidated Entity [Member]
Lease liabilities and right-of-use assets
Lease not yet commences but committed	800,000	314,000
Payment of principal portion of lease liabilities	800,000	500,000
Depreciation right-of-use assets	€ 700,000	600,000
Gain/(Loss) on disposal of leases		€ 11,000